UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment |_|; Amendment Number:
  This Amendment (Check only one.): |_| is a restatement.
                                    |_| adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    Mast Capital Management, LLC
Address: 200 Clarendon Street, 51st Floor
         Boston, Massachusetts 02116

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David J. Steinberg
Title: Manager
Phone: (617) 375-3019

Signature, Place, and Date of Signing:

       /s/ David J. Steinberg, Boston, MA, February 14, 2013

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                            1
                                              -----------------------------

Form 13F Information Table Entry Total:                       8
                                              -----------------------------

Form 13F Information Table Value Total:                $401,663
                                              -----------------------------
                                                      (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         No.       Form 13F File Number       Name

         1         28-                        David J. Steinberg

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
                                                     FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7           COLUMN 8
----------------------------- -------------- --------- -------- ------------------ ---------- -------- -----------------------------
                                                        VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGER    SOLE     SHARED     NONE
----------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- --------- ---------
DENBURY RES INC               COM NEW        247916208   24,300 1,500,000 SH         OTHER           1         0 1,500,000         0
ISHARES TR                    RUSSELL 2000   464287655  168,640 2,000,000 SH  PUT    OTHER           1         0 2,000,000         0
NEXEN INC                     COM            65334H102    2,694   100,000 SH         OTHER           1         0   100,000         0
SAFEWAY INC                   COM NEW        786514208   16,505   912,400 SH         OTHER           1         0   912,400         0
SPDR S&P 500 ETF TR           TR UNIT        78462F103  142,410 1,000,000 SH  PUT    OTHER           1         0 1,000,000         0
SUPERIOR ENERGY SVCS INC      COM            868157108   13,880   669,900 SH         OTHER           1         0   669,900         0
TITAN INTL INC ILL            COM            88830M102   16,105   741,467 SH         OTHER           1         0   741,467         0
VODAFONE GROUP PLC NEW        SPONS ADR NEW  92857W209   17,129   680,000 SH         OTHER           1         0   680,000         0

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